Interim Consolidated Statements of Comprehensive (Loss) Income (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net change (net of tax effect)	$ (48)
Net change net of tax effect	$ (4)	$ 396